Land Use Rights, Net - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Aug. 26, 2006 sqm	Mar. 31, 2013 USD ($) sqm	Mar. 31, 2013 CNY	Dec. 31, 2008 USD ($)	Dec. 31, 2008 CNY
Leases [Abstract]
Total area of land occupied under operating lease	45,208	207,300	207,300
Vacated portion of land occupied under operating lease	13,698
Remaining portion of land to be used under operating lease	31,510
Monthly fees paid to local government		$ 31,079	193,048	$ 9,039	59,248
Portion of land use rights certificates obtained		183,900	183,900
Land use rights, expiration date		August 6, 2043	August 6, 2043